Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
The income tax provision (benefit) consists of the following for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Current
Federal	$(4,908)	$(95)
State	—	—
Deferred
Federal	(600,500)	(20)
State	—	—
Change in valuation allowance	605,408	115

Income tax provision expense	$—	$—

Schedule of net deferred tax assets
The Company’s net deferred tax assets are as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Deferred tax asset	$573,282	$—
Mark-to-Market Adjustments
Startup/Organizational Costs	27,218	20
Net operating loss carryforwards	4,908	95

Total deferred tax assets	605,408	115
Valuation Allowance	(605,408)	(115)

Deferred tax asset, net of allowance	$—	$—

Schedule of statutory federal income tax rate (benefit)
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Statutory Federal income tax rate	21.0%	21.0%
Change in Valuation Allowance	(21.0)%	(21.0)%

Income Taxes Benefit	0.0%	0.0%